Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Banking And Thrift Disclosure [Abstract]
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios	To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		Minimum Capital Requirement to be Well Capitalized		Minimum Capital Requirement to be Adequately Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2020
Citizens Holding Company
Tier 1 leverage ratio	$101,640	7.22%	$70,344	5.00%	$56,275	4.00%
Common Equity tier 1 capital ratio	101,640	7.22%	91,448	6.50%	63,310	4.50%
Tier 1 risk-based capital ratio	101,640	12.55%	64,780	8.00%	48,585	6.00%
Total risk-based capital ratio	106,375	13.14%	80,975	10.00%	64,780	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$99,170	7.05%	$70,326	5.00%	$56,261	4.00%
Common Equity tier 1 capital ratio	99,170	7.05%	91,423	6.50%	63,293	4.50%
Tier 1 risk-based capital ratio	99,170	12.25%	64,759	8.00%	48,569	6.00%
Total risk-based capital ratio	103,905	12.84%	80,948	10.00%	64,759	8.00%

December 31, 2019
Citizens Holding Company
Tier 1 leverage ratio	$98,733	8.33%	$59,270	5.00%	$47,416	4.00%
Common Equity tier 1 capital ratio	98,733	8.33%	77,051	6.50%	53,343	4.50%
Tier 1 risk-based capital ratio	98,733	13.86%	56,972	8.00%	42,729	6.00%
Total risk-based capital ratio	102,488	14.39%	71,215	10.00%	56,972	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$96,824	8.18%	$59,206	5.00%	$47,365	4.00%
Common Equity tier 1 capital ratio	96,824	8.18%	76,968	6.50%	53,285	4.50%
Tier 1 risk-based capital ratio	96,824	13.60%	56,958	8.00%	42,719	6.00%
Total risk-based capital ratio	100,579	14.13%	71,198	10.00%	56,958	8.00%